SHARE-BASED PAYMENT - Assumptions (Details) - Y	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED PAYMENT
Interest rate	4.15%
Dividend yield	0.00%	0.00%
Minimum
SHARE-BASED PAYMENT
Weighted average expected term (years)	5.4	5.44
Interest rate		4.24%
Volatility	51.77%	47.29%
Maximum
SHARE-BASED PAYMENT
Weighted average expected term (years)	5.84	6.11
Volatility	52.68%	48.21%